Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 34.4%
	Shares	Value ($)
U.S. Large Cap 34.4%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	165,339	13,855,419
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	705,587	26,403,074
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	795,318	13,894,212
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	275,305	10,601,976
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	199,386	10,804,703
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	226,043	10,517,764
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	314,041	10,652,286
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	613,032	21,014,726
Total		117,744,160
Total Equity Funds (Cost $67,666,632)		117,744,160

Exchange-Traded Fixed Income Funds 7.2%

Investment Grade 7.2%
iShares Core U.S. Aggregate Bond ETF	22,610	2,421,531
iShares iBoxx $ Investment Grade Corporate Bond ETF	104,527	12,641,495
Vanguard Intermediate-Term Corporate Bond ETF	110,000	9,464,400
Total		24,527,426
Total Exchange-Traded Fixed Income Funds (Cost $25,126,176)		24,527,426

Fixed Income Funds 39.7%

Investment Grade 39.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,207,392	30,823,040
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	790,801	7,480,974
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	994,051	9,920,633
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	755,550	7,366,616
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	520,779	4,973,436
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,580,306	27,170,628
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,445,445	24,723,449
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,245,436	23,509,711
Total		135,968,487
Total Fixed Income Funds (Cost $143,782,204)		135,968,487

Residential Mortgage-Backed Securities - Agency 8.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	3,500,000	3,399,648
04/18/2037- 04/13/2052	2.500%	14,832,500	14,379,437
04/13/2052	3.000%	12,427,500	12,169,544
Total Residential Mortgage-Backed Securities - Agency (Cost $30,590,111)			29,948,629

Options Purchased Puts 0.9%
Value ($)
(Cost $3,237,984)	3,006,045

Money Market Funds 16.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	57,902,905	57,879,743
Total Money Market Funds (Cost $57,889,044)		57,879,743
Total Investments in Securities (Cost: $328,292,151)		369,074,490
Other Assets & Liabilities, Net		(26,826,168)
Net Assets		342,248,322
At March 31, 2022, securities and/or cash totaling $3,793,020 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	117	06/2022	USD	26,504,888	1,652,540	—
U.S. Long Bond	62	06/2022	USD	9,303,875	—	(258,285)
U.S. Treasury 10-Year Note	73	06/2022	USD	8,969,875	—	(241,968)
U.S. Treasury 2-Year Note	27	06/2022	USD	5,721,891	—	(70,221)
U.S. Treasury 5-Year Note	93	06/2022	USD	10,665,938	—	(255,044)
U.S. Ultra Treasury Bond	20	06/2022	USD	3,542,500	—	(124,822)
Total					1,652,540	(950,340)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(95)	06/2022	USD	(21,521,063)	—	(1,343,298)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	43,038,895	95	3,800.00	12/15/2023	2,362,720	2,277,625
S&P 500 Index	JPMorgan	USD	8,607,779	19	3,600.00	12/15/2023	473,152	378,100
S&P 500 Index	JPMorgan	USD	7,248,656	16	3,700.00	12/15/2023	402,112	350,320
Total							3,237,984	3,006,045
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	68,633,018	23,987,640	(34,734,599)	(6,316)	57,879,743	—	(6,223)	23,117	57,902,905
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	14,956,062	60,488	(237,545)	(923,586)	13,855,419	—	112,248	—	165,339
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,086,191	252,270	(1,395,511)	(2,119,910)	30,823,040	—	(159,600)	—	3,207,392
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	28,037,461	211,738	(404,746)	(1,441,379)	26,403,074	—	141,748	—	705,587
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	8,191,888	19,008	(431,079)	(298,843)	7,480,974	—	(11,861)	—	790,801
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	10,898,866	391,415	(222,443)	(1,147,205)	9,920,633	—	(31,507)	—	994,051
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	14,871,821	90,245	(270,780)	(797,074)	13,894,212	—	41,347	—	795,318
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,442,300	—	(799,900)	(40,424)	10,601,976	—	348,144	—	275,305
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	8,164,021	44,512	(410,928)	(430,989)	7,366,616	—	(22,386)	—	755,550
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	5,448,610	10,996	(362,792)	(123,378)	4,973,436	—	(21,539)	—	520,779
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	30,049,547	162,992	(1,176,247)	(1,865,664)	27,170,628	—	(53,597)	—	2,580,306
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	11,246,714	491,082	(89,285)	(843,808)	10,804,703	—	(9)	—	199,386
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	10,814,886	2,105,712	(47,116)	(2,355,718)	10,517,764	—	(13,374)	—	226,043
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	11,439,731	—	(552,981)	(234,464)	10,652,286	—	300,125	—	314,041
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	27,284,549	147,089	(1,244,876)	(1,463,313)	24,723,449	—	(108,620)	—	2,445,445
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	25,906,550	131,043	(1,119,961)	(1,407,921)	23,509,711	—	(81,749)	—	2,245,436
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	22,387,460	175,152	(309,352)	(1,238,534)	21,014,726	—	96,271	—	613,032
Total	343,859,675			(16,738,526)	311,592,390	—	529,418	23,117

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7059_12_A01_(05/22)